Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent [Member] - USD ($)	Mar. 31, 2026		Sep. 30, 2025
ASSETS
Cash	$ 15,736,152		$ 23,938,610
Other receivable	5,223,594
Due from subsidiaries	13,545,139		11,155,749
TOTAL CURRENT ASSETS	40,100,768		40,732,746
Non-current asset
Investment in subsidiaries	15,544,295		15,396,764
TOTAL ASSETS	55,645,063		56,129,510
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	69,347,114		63,009,567
Accumulated deficit	(12,958,901)		(11,404,088)
Accumulated other comprehensive loss	(743,156)		(1,813,522)
TOTAL SHAREHOLDERS’ EQUITY	55,645,063		56,129,510
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	55,645,063		56,129,510
Related Party [Member]
ASSETS
Due from related parties	5,595,883		5,638,387
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value	6	[1]	6,337,553
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value

[1]	The dual-class share structure became effective on February 13, 2026.